Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 21% for 2021 and 2020 are as follows:

	For the Years Ended
	December 31,
	2021	2020

Income tax at federal statutory rate	21.00%	21.00%
Valuation allowance	(21.00)%	(21.00)%
Income tax expense	—	—